Investments - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended									12 Months Ended
	Aug. 31, 2005	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Accounts Payable and Accrued Liabilities [Member]	Dec. 31, 2013 Other Noncurrent Liabilities [Member]	Dec. 31, 2013 Other Assets [Member]	Dec. 31, 2013 Range One [Member]	Dec. 31, 2013 Range Two [Member]	Dec. 31, 2013 Horizons Satellite Holdings [Member]	Dec. 31, 2012 Horizons Satellite Holdings [Member]	Dec. 31, 2012 New Dawn [Member]	Oct. 05, 2012 New Dawn [Member]	Jun. 30, 2008 New Dawn [Member]	Dec. 31, 2013 WP Com [Member]	Dec. 31, 2013 Subsidiary
Schedule of Equity Method Investments [Line Items]
Total assets		$ 16,589,670,000	$ 17,265,846,000						$ 101,700,000	$ 136,200,000
Total liabilities									24,600,000	49,200,000
Guarantee Obligations							7,800,000	10,300,000
Percentage of revenue to JSAT		50.00%
Revenue share, net of applicable fees and commissions									7,100,000	3,600,000
Guarantee expense		9,000,000	5,600,000
Guarantee expenses paid		4,800,000
Expected guarantee expenses to be paid over the period of the guarantee		9,100,000
Remaining liability related to the guarantee expense				5,600,000	3,500,000
Receivable from JSAT - Current						12,200,000
Capital contribution in percent	50.00%
Equity method investment, ownership percentage												100.00%	74.90%	49.00%	99.90%
Noncontrolling ownership interest percentage													25.10%	51.00%
Ownership interest purchased												8,700,000
Redeemable noncontrolling interest, acquisition											$ 8,700,000
Percentage of economic interest		88.00%